OBLIGATIONS UNDER FINANCE LEASES	12 Months Ended
Dec. 31, 2013
OBLIGATIONS UNDER FINANCE LEASES [Abstract]
OBLIGATIONS UNDER FINANCE LEASES

17.  OBLIGATIONS UNDER FINANCE LEASES

The Company has entered into finance leases for certain electronic equipment with 3-year payment terms. The following is an analysis of the leased property under finance lease:

December 31, 2013

Electronic equipment	19,696
Less: Accumulated depreciation	(11,051)
Total	8,645

The following is a schedule of future minimum lease payments under finance leases together with the present value of the net minimum lease payments as of December 31, 2013:

December 31, 2013

2014	1,407
Total minimum lease payments	1,407
Less: Amount representing interest	(31)
Present value of net minimum lease payments	1,376

Analysis as:
Current	1,376
Non Current	-
1,376

The above finance lease obligations are current as at December 31, 2013 and included in finance lease liabilities in the balance sheet.